UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.6%
COMMON STOCKS
Aerospace & Defense 2.1%
569,400	Honeywell International, Inc.	26,015,886

Building Products 1.3%
321,000	American Standard Cos., Inc.	15,854,190

Capital Markets 7.4%
688,100	Bank of New York Co., Inc. (The)	27,530,881
228,000	Mellon Financial Corp.	9,744,720
311,300	Merrill Lynch & Co., Inc.	29,125,228
404,400	UBS AG	25,481,244

		91,882,073

Chemicals 2.5%
355,300	E.I. du Pont de Nemours & Co.	17,608,668
647,100	Mosaic Co. (The)(a)(b)	12,890,232

		30,498,900

Commercial Banks 1.4%
417,758	Royal Bank of Scotland Group PLC (United Kingdom)	16,828,643

Commercial Services & Supplies 1.9%
613,100	Waste Management, Inc.	23,285,538

Communications Equipment 4.0%
1,426,800	Avaya, Inc.(a)	18,305,844
1,070,800	Motorola, Inc.	21,255,380
257,700	QUALCOMM, Inc.	9,704,982

		49,266,206

Computers & Peripherals 1.1%
136,800	International Business Machines Corp.	13,563,720

Consumer Finance 2.2%
206,500	American Express Co.	12,022,430
325,800	SLM Corp.	14,973,768

		26,996,198

Diversified Consumer Services 3.3%
513,100	Career Education Corp.(a)(b)	14,710,577
1,065,800	H&R Block, Inc.	26,218,680

		40,929,257

Diversified Financial Services 7.7%
484,346	Bank of America Corp.	25,466,913
656,200	Citigroup, Inc.	36,176,306
354,800	JPMorgan Chase & Co.	18,069,964
120,000	KKR Private Equity Investors LLP	2,802,000
536,200	KKR Private Equity Investors LLP-RDU, Physical, Private Placement, 144A (cost $13,370,899; purchased 5/3/06 – 5/5/06) (f)(g)(i)	12,520,270

		95,035,453

Diversified Telecommunication Services 1.0%
327,000	Verizon Communications, Inc.	12,596,040

Electric Utilities 0.8%
159,200	Exelon Corp.	9,550,408

Electronic Equipment & Instruments 0.8%
207,900	Sony Corp., ADR (Japan)(b)	9,632,007

Energy Equipment & Services 1.3%
242,900	Baker Hughes, Inc.	16,767,387

Food & Staples Retailing 3.0%
1,039,200	Kroger Co. (The)	26,603,520
232,600	Wal-Mart Stores, Inc.	11,092,694

		37,696,214

Food Products 3.4%
508,100	Cadbury Schweppes PLC, ADR (United Kingdom)	23,037,254
744,800	ConAgra Foods, Inc.	19,148,808

		42,186,062

Health Care Equipment & Supplies 1.1%
728,000	Boston Scientific Corp.(a)	13,431,600

Health Care Providers & Services 1.6%
507,400	Omnicare, Inc.(b)	20,392,406

Hotels, Restaurants & Leisure 1.7%
218,400	Hilton Hotels Corp.	7,729,176
353,800	OSI Restaurant Partners, Inc.	13,971,562

		21,700,738

Household Products 1.7%
302,500	Kimberly-Clark Corp.	20,993,500

Independent Power Producers & Energy Traders 1.9%
399,000	NRG Energy, Inc.(a)(b)	23,912,070

Industrial Conglomerates 2.1%
457,500	General Electric Co.	16,492,875
321,100	Tyco International Ltd.	10,236,668

		26,729,543

Insurance 6.8%
461,400	American International Group, Inc.	31,582,830
404,400	Axis Capital Holdings Ltd.	13,324,980
514,400	Loews Corp.	22,355,824
960,600	Montpelier Re Holdings Ltd.(b)	16,743,258

		84,006,892

Internet & Catalog Retail 0.9%
277,200	IAC/InterActiveCorp.(a)(b)	10,644,480

Media 4.3%
380,700	Comcast Corp. (Class A)(a)(b)	16,872,624
672,712	Liberty Global, Inc. (Series C)(a)(b)	18,990,660
433,857	Viacom, Inc. (Class B)(a)	17,644,964

		53,508,248

Metals & Mining 1.0%
104,600	Phelps Dodge Corp.	12,928,560

Multi-Utilities 1.4%
297,700	Sempra Energy	17,082,026

Office Electronics 2.0%
1,464,800	Xerox Corp.(a)	25,194,560

Oil, Gas & Consumable Fuels 11.4%
317,300	Anadarko Petroleum Corp.	13,881,875
413,100	Hess Corp.	22,303,269
133,700	Marathon Oil Corp.	12,078,458
290,000	Nexen, Inc.	17,550,800
482,400	Occidental Petroleum Corp.	22,364,064
196,400	Petroleo Brasileiro S.A., ADR (Brazil)	19,302,192
329,900	Suncor Energy, Inc.	24,528,065
236,629	Trident Resources Corp., Private (Canada) (cost $9,942,621; purchased 3/11/05-1/5/06)(a) (f)(g)	10,053,917

		142,062,640

Pharmaceuticals 2.5%
281,200	Abbott Laboratories	14,903,600
291,400	Novartis AG, ADR (Switzerland)	16,810,866

		31,714,466

Semiconductors & Semiconductor Equipment 0.1%
25,600	KLA-Tencor Corp.	1,260,288

Software 2.7%
592,700	CA, Inc.(b)	14,550,785
1,038,000	Symantec Corp.(a)	18,382,980

		32,933,765

Textiles, Apparel & Luxury Goods 1.1%
136,200	Nike, Inc. (Class B)	13,457,922

Thrifts & Mortgage Finance 0.6%
184,300	Countrywide Financial Corp.	8,013,364

Tobacco 2.3%
325,500	Altria Group, Inc.	28,445,445

Wireless Telecommunication Services 3.2%
308,100	Alltel Corp.	18,883,449
1,194,275	Sprint Nextel Corp.(b)	21,293,923

		40,177,372

	Total long-term investments (cost $912,513,223)	1,187,174,067

SHORT-TERM INVESTMENT 13.7%
Affiliated Money Market Mutual Fund
169,883,158	Dryden Core Investment Fund - Taxable Money Market Series (cost $169,883,158; includes $116,139,093 of cash collateral received for securities on loan)(c)(d)	169,883,158

	Total Investments(e) 109.3%
	(cost $1,082,396,381)(h)	1,357,057,225
	Liabilities in excess of other assets (9.3%)	(115,950,011)

	Net Assets 100.0%	$1,241,107,214

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $112,361,687; cash collateral of $116,139,093 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of January 31, 2007, two securities valued at $22,574,187 and representing 1.8% of the net assets of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted as to resale. The aggregate cost is $23,313,520. The aggregate value of $22,574,187 at January 31, 2007 is approximately 1.8% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments was $1,082,396,381; accordingly net unrealized appreciation on investments for federal income tax purposes was $274,660,844 (gross unrealized appreciation $288,863,597; gross unrealized depreciation $14,202,753). The difference between the book and the tax basis is attributable to deferred losses on wash sales.
(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)* /s/Deborah A. Docs

Deborah A. Docs

Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title)* /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.